NATURE OF OPERATIONS (Details)	Dec. 30, 2022	Aug. 30, 2021	May 18, 2021
Harper & Jones
NATURE OF OPERATIONS
Percentage of equity acquired			100.00%
Stateside
NATURE OF OPERATIONS
Percentage of equity acquired		100.00%
Sundry
NATURE OF OPERATIONS
Percentage of equity acquired	100.00%